UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2018

Item 1. Schedule of Investments.

American Energy Independence ETF
Schedule of Investments
February 28, 2018 (Unaudited)

Shares	Security Description		Value
COMMON STOCKS - 79.5%
Energy - 11.9%
8,640	Enbridge, Inc.		$274,781
3,375	TransCanada Corporation		145,973
			420,754
Mining, Quarrying, and Oil and Gas Extraction - 18.4%
2,724	AltaGas Ltd.		56,085
12,843	Archrock, Inc.		122,009
7,062	EnLink Midstream LLC		103,811
3,477	Gibson Energy, Inc.		45,197
4,251	Inter Pipeline Ltd.		73,909
2,826	Keyera Corporation		72,015
4,608	Pembina Pipeline Corporation		148,166
1,377	SemGroup Corporation		30,569
			651,761
Professional, Scientific, and Technical Services - 1.4%
1,194	Macquarie Infrastructure Corporation		48,357
Transportation and Warehousing - 20.6%
7,374	Plains GP Holdings LP		153,379
6,717	Tallgrass Energy GP LP		135,348
2,970	Targa Resources Corporation		132,610
11,055	The Williams Cos., Inc.		306,887
			728,224
Utilities - 27.2%
6,975	Antero Midstream GP LP		129,037
6,729	Cheniere Energy, Inc. (a)		353,407
18,705	Kinder Morgan, Inc.		303,021
3,132	ONEOK, Inc.		176,426
			961,891
TOTAL COMMON STOCKS (Cost $3,040,249)			2,810,987

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES - 20.1%
Finance and Insurance - 2.9%
4,344	EQT GP Holdings LP		102,388
Mining, Quarrying, and Oil and Gas Extraction - 6.2%
135	Andeavor Logistics LP		6,275
3,513	Enterprise Products Partners LP		89,300
3,369	Western Gas Equity Partners LP		122,632
			218,207
Retail Trade - 0.1%
111	Crestwood Equity Partners LP		2,969
Transportation and Warehousing - 2.3%
516	Buckeye Partners LP		23,117
321	Genesis Energy LP		6,407
93	Holly Energy Partners LP		2,734
804	Magellan Midstream Partners LP		50,218
			82,476
Utilities - 8.6%
19,752	Energy Transfer Equity LP		306,156
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Cost $744,268)			712,196

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
9,408	First American Government Obligations Fund - Class X, 1.28% (b)		9,408
TOTAL SHORT-TERM INVESTMENTS (Cost $9,408)			9,408
TOTAL INVESTMENTS - 99.9% (Cost $3,793,925)			3,532,591
Other Assets in Excess of Liabilities - 0.1%			3,271
NET ASSETS - 100.0%			$3,535,862

	(a) Non-income producing security
	(b) Annualized seven-day yield as of February 28, 2018

	The cost basis of investments for federal income tax purposes at February 28, 2018 is as follows*:
	Cost of investments	$3,793,925
	Gross unrealized appreciation	40,353
	Gross unrealized depreciation	(301,687)
	Net unrealized depreciation	$(261,334)

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the table above does not reflect tax adjustments for the current fiscal year.

For fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting use. Categories are shown as percentage of net assets.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on  Nasdaq will be valued at the  Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2018

SerenityShares Impact ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,810,987	$ -	$ -	$2,810,987
Master Limited Partnerships and Related Companies	$712,196	$ -	$ -	$712,196
Short-Term Investments	9,408	-	-	9,408
Total Investments in Securities	$3,532,591	$ -	$ -	$3,532,591
^ See Schedule of Investments for industry breakouts.

For the period ended February 28, 2018, there were no transfers into or out of Level 1, 2, or 3. It is the Fund’s policy to record transfers into or out of Levels at the end of the period.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)      /s/  Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date         4/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/  Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date         4/27/18

By (Signature and Title)*    /s/ Kristen M. Weitzel
 Kristen M. Weitzel, Treasurer (principal financial officer)

Date         4/27/18

* Print the name and title of each signing officer under his or her signature.